Finance Expense, Net (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2024 MXN ($) $ / shares	Dec. 31, 2023 MXN ($) $ / shares	Dec. 31, 2022 MXN ($) $ / $
Finance Expense, Net
Interest expense	$ (7,975,554)	$ (7,742,095)	$ (9,529,207)
Other finance expense, net		(134,847)	(110,739)
Foreign exchange loss, net	(837,200)	(149,151)	(1,745,435)
Finance expense	(8,812,754)	(8,026,093)	(11,385,381)
Interest income	3,343,856	3,180,192	2,129,011
Other finance income, net	773,727
Finance income	4,117,583	3,180,192	2,129,011
Finance expense, net	(4,695,171)	(4,845,901)	(9,256,370)
Additional lease liabilities	291,802	347,365	358,997
Satellite transponder lease agreement and other lease agreement	177,128	202,864	257,938
Dismantling obligation incurred	58,051	61,762	123,209
Amortization of finance cost	144,212	147,165	$ 292,189
Finance expense (income) on prepayment of long term debt	$ 78,579	$ (423,204)
Foreign exchange rate	20.8691	16.9325	19.476